Weighted Average Shares Outstanding	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Weighted Average Shares Outstanding	Weighted Average Shares Outstanding
The number of basic shares outstanding and diluted common shares, calculated on a weighted average basis, is as follows:

	December 31, 2021	December 31, 2020

	#	#
Basic shares outstanding	111,242,658	111,553,711
Share options (dilutive effect in 2021 of 848,278 options; 2020 – 2,123,800 options)	374,007	395,594
Diluted shares	111,616,665	111,949,305

At December 31, 2021, and December 31, 2020, no options were antidilutive.